Other liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other liabilities
24. Other liabilities

Other liabilities - current:	December 31,
in €‘000	2020	2021
Other financial liabilities:
Deferred and contingent consideration	7,243	11,829
Due to third parties	4,984	6,319
Other non-financial liabilities:
Payroll liabilities	14,041	24,550
Taxes and fees	9,384	8,171
Provisions	1,947	3,031
Deposit liability	—	5,964
Due to related parties	134	128

Total other liabilities - current	37,733	59,992

Other non-current liabilities:	December 31,
in €‘000	2020	2021
Other financial liabilities:
Deferred and contingent consideration	6,750	4,321
Other non-financial liabilities:
Employee benefit liabilities	3,788	2,091
Other	144	669

Total other non-current liabilities	10,682	7,081

Provisions in €‘000	Legal	Other	Total
Balance as of January 1, 2020	4,581	116	4,697
Additions	1,113	1,690	2,803
Used	(3,351)	(55)	(3,406)
Released	(2,147)	—	(2,147)

Balance as of December 31, 2020	196	1,751	1,947

Additions	1,340	72	1,412
Used	(149)	(56)	(205)
Released	(93)	(30)	(123)

Balance as of December 31, 2021	1,294	1,737	3,031

Refer to note 30 for details on the litigation cases.